EMPLOYEE BENEFIT PLANS - Plan Asset Allocation (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	100.00%
Actual allocation	100.00%	100.00%
Fixed income securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	48.00%
Actual allocation	48.00%	51.00%
Equity securities
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	27.00%
Actual allocation	27.00%	25.00%
Other
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	25.00%
Actual allocation	25.00%	24.00%